Shareholders' Equity and Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Company's Consolidated Capital Ratios

The Company expects to meet or exceed these minimums without altering current operations or strategy.

	Actual		Minimum For Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
	(Dollars in thousands)
December 31, 2013

Total Capital to Risk
Weighted Assets:
Consolidated	$56,439	16.7%	$27,071	8.0%	$	N/A	—%
Uwharrie Bank	54,503	16.2%	26,955	8.0%		33,694	10.0%

Tier 1 Capital to Risk
Weighted Assets:
Consolidated	41,071	12.1%	13,536	4.0%		N/A	—%
Uwharrie Bank	50,280	15.0%	13,478	4.0%		20,216	6.0%

Tier 1 Capital to
Average Assets:
Consolidated	41,071	7.8%	21,126	4.0%		N/A	—%
Uwharrie Bank	50,280	9.6%	21,067	4.0%		26,334	5.0%

	Actual		Minimum For Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
	(Dollars in thousands)
December 31, 2012

Total Capital to Risk
Weighted Assets:
Consolidated	$56,728	16.3%	$27,899	8.0%	$	N/A	—%
Bank of Stanly	34,208	15.1%	18,159	8.0%		22,699	10.0%
Anson Bank and Trust	6,402	19.1%	2,688	8.0%		3,360	10.0%
Cabarrus Bank and Trust	12,879	15.5%	6,668	8.0%		8,335	10.0%

Tier 1 Capital to Risk
Weighted Assets:
Consolidated	41,212	11.8%	13,949	4.0%		N/A	—%
Bank of Stanly	31,349	13.8%	9,080	4.0%		13,619	6.0%
Anson Bank and Trust	5,976	17.8%	1,344	4.0%		2,016	6.0%
Cabarrus Bank and Trust	11,834	14.2%	3,334	4.0%		5,001	6.0%

Tier 1 Capital to
Average Assets:
Consolidated	41,212	7.6%	21,643	4.0%		N/A	—%
Bank of Stanly	31,349	9.3%	13,619	4.0%		13,514	5.0%
Anson Bank and Trust	5,976	9.9%	2,016	4.0%		2,410	5.0%
Cabarrus Bank and Trust	11,834	9.0%	5,001	4.0%		5,225	5.0%